VIA EDGAR

May 5, 2016

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333-16093 and 811-07923)
Filing Pursuant to Rule 497 Under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information, in interactive data format, for the Trust’s City National Rochdale Government Money Market Fund, City National Rochdale Prime Money Market Fund and City National Rochdale California Tax Exempt Money Market Fund.

Please contact me at (202) 373-6057 with your questions or comments.

Sincerely,

Sarah T. Swain
Sarah T. Swain

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001